Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Movement of Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2010	—	315	—	315
2011	315	321	—	636
2012	636	459	—	1,095

Estimated Useful Lives of Property and Equipment

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Components of Other Income, Net

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Gain from step acquisition	—	—	2,882
ADR reimbursement	—	306	459
Government subsidies	148	155	40
Other expenses	(13)	(155)	(17)

Total	135	306	3,364